Cover	May 25, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 25, 2023
Entity Registrant Name	THE TRADE DESK, INC
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37879
Entity Tax Identification Number	27-1887399
Entity Address, Address Line One	42 N. Chestnut Street
Entity Address, City or Town	Ventura
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93001
City Area Code	805
Local Phone Number	585-3434
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.000001 per share
Trading Symbol	TTD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001671933
Amendment Flag	false